Debt instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Schedule of debt instruments

Debt instruments comprise the following at December 31:

	2020	2019
	US$'000	US$'000
Unsecured notes carried at amortised cost
Principal amount	350,000	350,000
Unamortised issuance costs	(3,380)	(5,986)
Accrued coupon interest	10,888	10,937
Total	357,508	354,951

Amount due for settlement within 12 months	10,888	10,937
Amount due for settlement after 12 months	346,620	344,014
Total	357,508	354,951